Cover	Feb. 08, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41274
Entity Registrant Name	Counter Press Acquisition Corporation
Entity Central Index Key	0001873964
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1981 Marcus Avenue
Entity Address, Address Line Two	Suite 227
Entity Address, City or Town	Lake Success
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11042
City Area Code	(718)
Local Phone Number	775-3013
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	CPAQU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CPAQ
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CPAQW
Security Exchange Name	NASDAQ